NUVEEN NATIONAL                                                           NUVEEN
INSURED UNIT TRUST 335                                                       908


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: December 23, 1996
ESTIMATED CURRENT RETURN:
5.09 - 5.30%
ESTIMATED LONG-TERM RETURN:
5.17 - 5.44%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal income tax but may
                be subject to state and local tax. Capital gains
                are taxable.
Total Principal $7,500,000 in 75,000 units
Average Life    25.2 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $99.97 to $97.01 depending on the purchase amount
Cusip           6710A5 469 monthly payment plan
Numbers         6710A5 477 quarterly payment plan
                6710A5 485 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in all states

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

PORTFOLIO INCOME DIVERSIFICATION

California              8.0  %          Colorado               10.7  %          Illinois                7.4  %
Michigan               10.3             New York                9.7             Ohio                    6.9
Rhode Island           14.4             Texas                  11.0             Washington             10.3
Wisconsin              11.3

MATURITY DATES (Description of Chart)
2016-18                                            30.6%
2019-21                                             9.4%

2022-24                                            23.3%
2025-27                                            30.0%
2028+                                               6.7%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 12/20/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.09%
     Tax Equivalent Yield                          7.95%

Treasury Bonds
     Yield                                         6.58%
     Tax Equivalent Yield                          6.93%

Corporate Bonds
     Yield                   7.42%

 *COMPARES TRUST AS OF 12/20/96 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 12/19/96. ASSUMES 36.0% FEDERAL AND 5.0% STATE INCOME TAX RATES. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS NATIONAL INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   545,000  California Educational Facilities Authority, Revenue Bonds (Loyola                       AAA   Aaa
              Marymount University), Series 1996, 5.875% Due 10/1/16.                     2006 at 102
     750,000  City and County of Denver, Colorado, Airport System Revenue Bonds, Series                AAA   Aaa
              1995A, 5.70% Due 11/15/25.                                                  2005 at 102
     500,000  Forest Preserve District of Cook County, Illinois, General Obligation Zoo                AAA   Aaa
              Bonds, Series 1996, 5.80% Due 11/1/16.                                      2006 at 101
     500,000  Board of Trustees of Southern Illinois University, Housing and Auxiliary                 AAA   Aaa
              Facilities System Revenue Bonds, Series 1993A, 0.00% Due 4/1/16. (Original
              issue discount bonds delivered on or about June 29, 1993 at a price of
              25.198% of principal amount.)                                               No Optional
                                                                                              Call
     750,000  City of Detroit, Michigan, Water Supply System Revenue Second Lien Bonds,                AAA   Aaa
              Series 1995-A, 5.50% Due 7/1/25.                                            2005 at 101
     705,000  New York State Energy Research and Development Authority, Gas Facilities                 AAA   Aaa
              Revenue Bonds, 1996 Series (The Brooklyn Union Gas Company Project), 5.50%
              Due 1/1/21.                                                                 2006 at 102
     500,000  Kent State University (Ohio), General Receipts Bonds, Series 1996, 5.50%                 AAA   Aaa
              Due 5/1/28.                                                                 2006 at 102
   1,000,000  Rhode Island Health and Educational Building Corporation, Hospital                       AAA   Aaa
              Financing Revenue Bonds, Lifespan Obligated Group Issue, Series 1996, 5.75%
              Due 5/15/23. (When issued.)                                                 2007 at 102
     750,000  Bexar Metropolitan Water District (Texas), Waterworks System Revenue Bonds,              AAA   Aaa
              Series 1995, 5.875% Due 5/1/22.                                             2005 at 102
     750,000  Washington Public Power Supply System, Nuclear Project No. 1 Refunding                   AAA   Aaa
              Revenue Bonds, Series 1996C, 5.50% Due 7/1/17.                              2006 at 102
     750,000  Wisconsin Health and Educational Facilities Authority, Revenue Bonds,                    AAA   Aaa
              Series 1996 (Meriter Hospital, Inc.), 6.00% Due 12/1/26. (When issued.)     2006 at 102
 ----------------------------------------------------------------------------------------------------------------
 $ 7,500,000  TOTAL          11 BONDS FROM 10 STATES.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 12/20/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.06. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $     99.97     4.90 %      5.09%   5.17%   5.13%   5.20%   5.15%   5.22 %
 500 / $50,000               99.81     4.75        5.10    5.17    5.13    5.21    5.15    5.23
 1,000 / $100,000            99.55     4.50        5.12    5.20    5.15    5.23    5.17    5.25
 2,500 / $250,000            99.29     4.25        5.13    5.21    5.16    5.25    5.18    5.27
 5,000 / $500,000            98.52     3.50        5.17    5.27    5.20    5.31    5.22    5.33
 10,000 / $1,000,000         98.01     3.00        5.20    5.31    5.23    5.35    5.25    5.37
 25,000 / $2,500,000         97.51     2.50        5.22    5.35    5.26    5.39    5.28    5.41
 50,000 / $5,000,000         97.01     2.00        5.25    5.38    5.28    5.42    5.30    5.44

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      28.0%   31.0%   36.0%   39.6%
         5.09  % 7.07%   7.38%   7.95%   8.43%
         5.10    7.08    7.39    7.97    8.44
         5.12    7.11    7.42    8.00    8.48
         5.13    7.13    7.43    8.02    8.49
         5.17    7.18    7.49    8.08    8.56
         5.20    7.22    7.54    8.13    8.61
         5.22    7.25    7.57    8.16    8.64
         5.25    7.29    7.61    8.20    8.69

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME

The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 02/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 2/15/97   $   .5373
 Monthly plan            3/15/97       .4242   $ 5.0929
 Quarterly plan          5/15/97      1.2807
                         8/15/97      1.2807     5.1249
 Semi-annual plan        5/15/97      1.2852
                        11/15/97      2.5704     5.1439
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.03 =  99.970
 investment       offering price     # of units
 (as of           and accrued        purchased
 12/20/96)        interest
 99.970       X   $5.0929        =   $509.14
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN OHIO                                                               NUVEEN
INSURED UNIT TRUST 139                                                       908


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: December 23, 1996
ESTIMATED CURRENT RETURN:
5.01 - 5.22%
ESTIMATED LONG-TERM RETURN:
5.07 - 5.34%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    27.2 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $99.35 to $96.41 depending on the purchase amount
Cusip           67102G 340 monthly payment plan
Numbers         67102G 357 quarterly payment plan
                67102G 365 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Ohio

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2020-21                                            28.5%
2022-23                                            28.6%
2024-25                                             0.0%
2026-27                                            28.6%
2028+                                              14.3%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 12/20/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.01%
     Tax Equivalent Yield                          8.49%

Treasury Bonds
     Yield                                         6.58%
     Tax Equivalent Yield                          7.11%

Corporate Bonds

     Yield                   7.42%

 *COMPARES TRUST AS OF 12/20/96 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 12/19/96. ASSUMES 41.0% FEDERAL AND STATE INCOME TAX RATE AND A 7.5% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS OHIO INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  State of Ohio, Turnpike Revenue Bonds, 1996 Series A, Issued by the Ohio    2006 at 102  AAA   Aaa
              Turnpike Commission, 5.50% Due 2/15/26. (Original issue discount bonds delivered on or about June 20, 1996 at a price of 93.50% of principal amount.)
     500,000  Ohio Water Development Authority, State of Ohio, Water Development Revenue  2005 at 102  AAA   Aaa
              Bonds, 1995 Fresh Water Series, 5.90% Due 12/1/21.
     500,000  City of Cleveland, Ohio, Parking Facilities Refunding Revenue Bonds, Series  2006 at 102 AAA   Aaa
              1996, 5.50% Due 9/15/22.
     500,000  County of Cuyahoga, Ohio, Hospital Improvement and Refunding Revenue Bonds,  2006 at 102 AAA   Aaa
              Series 1996A (University Hospitals Health System, Inc. Project), 5.625% Due
              1/15/26.
     250,000  City of Huber Heights, Ohio, Water System Revenue Bonds, Series 1995, 0.00%  No Optional AAA   Aaa
              Due 12/1/21. (Original issue discount bonds delivered on or about September      Call
              29, 1995 at a price of 20.229% of principal amount.)
     500,000  Kent State University (Ohio), General Receipts Bonds, Series 1996, 5.50%    2006 at 102  AAA   Aaa
              Due 5/1/28.
     250,000  County of Warren, Ohio, Sewer System Revenue Bonds, Series 1995 (Warren     2005 at 101  AAA   Aaa
              County Sewer District), 5.65% Due 12/1/20.
     500,000  Westerville City School District, Ohio, General Obligation Bonds, School    2006 at 102  AAA   Aaa
              Improvement Bonds, Series 1996, 5.65% Due 12/1/22.
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         8 BONDS FROM OHIO.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 12/20/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.06. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $     99.35     4.90 %      5.01%   5.07%   5.04%   5.11%   5.06%   5.13 %
 500 / $50,000               99.19     4.75        5.02    5.08    5.05    5.12    5.07    5.13
 1,000 / $100,000            98.93     4.50        5.03    5.10    5.06    5.14    5.08    5.16
 2,500 / $250,000            98.67     4.25        5.04    5.11    5.08    5.15    5.10    5.17
 5,000 / $500,000            97.91     3.50        5.08    5.17    5.12    5.21    5.14    5.23
 10,000 / $1,000,000         97.40     3.00        5.11    5.21    5.14    5.25    5.16    5.27
 25,000 / $2,500,000         96.90     2.50        5.14    5.24    5.17    5.28    5.19    5.30
 50,000 / $5,000,000         96.41     2.00        5.16    5.28    5.20    5.32    5.22    5.34

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      32.5%   36.0%   41.0%      44.0%
         5.01  % 7.42%   7.83%   8.49%      8.95 %
         5.02    7.44    7.84    8.51       8.96
         5.03    7.45    7.86    8.53       8.98
         5.04    7.47    7.88    8.54       9.00
         5.08    7.53    7.94    8.61       9.07
         5.11    7.57    7.98    8.66       9.13
         5.14    7.61    8.03    8.71       9.18
         5.16    7.64    8.06    8.75       9.21

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 02/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 2/15/97   $   .5251
 Monthly plan            3/15/97       .4146   $ 4.9778
 Quarterly plan          5/15/97      1.2519
                         8/15/97      1.2519     5.0098
 Semi-annual plan        5/15/97      1.2564
                        11/15/97      2.5128     5.0288
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 99.41 =   100.593
 investment       offering price     # of units
 (as of           and accrued        purchased
 12/20/96)        interest
 100.593      X   $4.9778        =   $500.73
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)